FLOW-THROUGH SHARE PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2020
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FLOW-THROUGH SHARE PREMIUM LIABILITY
8.	FLOW-THROUGH SHARE PREMIUM LIABILITY
IsoEnergy has raised funds through the issuance of flow-through shares. Based on Canadian tax law, IsoEnergy is required to spend this amount on eligible exploration expenditures by December 31 of the year after the year in which the shares were issued.
The premium paid for a flow-through share, which is the price paid for the share over the market price of the share, is recorded as a flow-through share premium liability. This liability is subsequently reduced when the required exploration expenditures are made, and accordingly, a recovery of flow-through premium is then recorded as a reduction in the deferred tax expense.
As of December 31, 2020, IsoEnergy is obligated to spend $4,000,000 (December 31, 2019—$3,412,807) on eligible exploration expenditures by December 31, 2021. The flow through shares issued during the year ended December 31, 2020 were issued at a price below market value on the date of issue and therefore no flow-through share premium liability was recorded.
A continuity of the flow-through share premium liability is as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Balance, beginning of the year	$227,522	$550,392
Liability incurred on flow-through shares issued	0	233,340
Settlement of flow-through share liability on expenditure made	(227,522)	(556,210)

Balance, end of the year	$0	$227,522